Basis of preparation	12 Months Ended
Sep. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparationThese consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).The Company’s consolidated financial statements for the years ended September 30, 2022 and 2021 were authorized for issue by the Board of Directors on November 8, 2022.